Related Parties - Summary of Condensed Consolidated Balance Sheets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Accounts receivable	$ 4,598	$ 5,212
Deferred Revenue		128,500	$ 147,900
Joyn [Member]
Related Party Transaction [Line Items]
Accounts receivable	5	0
Deferred Revenue	4,608	9,862
Motif [Member]
Related Party Transaction [Line Items]
Accounts receivable	3,020	2,403
Deferred Revenue	52,171	53,952
Genomatica [Member]
Related Party Transaction [Line Items]
Accounts receivable	0	1,500
Deferred Revenue	17,111	30,128
Allonnia [Member]
Related Party Transaction [Line Items]
Accounts receivable	849	1,309
Deferred Revenue	38,016	26,064
Arcaea [Member]
Related Party Transaction [Line Items]
Accounts receivable	724	0
Deferred Revenue	47,356	0
Ayana [Member]
Related Party Transaction [Line Items]
Deferred Revenue	1,559	72
Verb [Member]
Related Party Transaction [Line Items]
Deferred Revenue	$ 160,821	$ 120,078